UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             ASA Limited
Address:          11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J.A. Irwin
Title:   Chairman, President  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin               Buffalo, New York         November 7, 2008
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $250,037                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited           Common Stock  008474108  33,042    600,000   SH           Sole                  600,000

Barrick Gold              Common Stock  067901108  37,659  1,025,000   SH           Sole                1,025,000
  Corporation

Compania de Minas         Sponsored ADR 204448104  34,257  1,459,000   SH           Sole                1,459,000
  Buenaventura

Goldcorp Inc.             Common Stock  380956409  37,956  1,200,000   SH           Sole                1,200,000

Harmony Gold Mining
  Company Limited         Sponsored ADR 413216300   4,870    503,100   SH           Sole                  503,100

Kinross Gold
  Corporation             Common Stock  496902404  12,090    750,000   SH           Sole                  750,000

Newmont Mining            Common Stock  651639106  16,293    420,368   SH           Sole                  420,368
  Corporation

NovaGold                  Common Stock  66987E206   2,441    375,000   SH           Sole                  375,000
  Resources Inc.

NovaGold                  Note          66987EAA5  13,752 15,000,000   PRN          Sole               15,000,000
  Resources Inc.

Randgold                  ADR           752344309  44,916  1,094,700   SH           Sole                1,094,700
  Resources Limited

SPDR Gold Trust           Gold Shares   78463V107  12,761    150,000   SH           Sole                  150,000

